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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Partners, L.P.
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05207

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York         April 20, 2001
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total: $86,910 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05209
Name   Bedford Oak Advisors, LLC

No.  2
Form 13F File Number 28-05211
Name:  Harvey P. Eisen



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Pete Corp.             COM              003830106      331    65000 SH       SOLE                    65000
Acceptance Insurance           COM              004308102     4328  1060700 SH       SOLE                  1060700
Aetna Insurance                COM              008117103     1688    47000 SH       SOLE                    47000
American Classic Voyage        COM              024928103      750    60000 SH       SOLE                    60000
Anixter International          COM              035290105      964    40000 SH       SOLE                    40000
Annuity & Life RE Holdings     COM              G03910109      476    16000 SH       SOLE                    16000
Avatex                         COM              05349F402      449  1045300 SH       SOLE                  1045300
Ballantyne of Omaha            COM              058516105      116   310000 SH       SOLE                   310000
Bayview Capital                COM              07262L101      193    40700 SH       SOLE                    40700
Berkshire Hathaway Class B     COM              084670207     1197      550 SH       SOLE                      550
Beverly Enterprises            COM              087851309      800   100000 SH       SOLE                   100000
Boston Scientific              COM              101137107      605    30000 SH       SOLE                    30000
CNA Financial                  COM              126117100     3708   105900 SH       SOLE                   105900
Cable Design                   COM              126924109     1005    75000 SH       SOLE                    75000
Cabletron Systems              COM              126920107      722    56000 SH       SOLE                    56000
Cache                          COM              127150308      870   217500 SH       SOLE                   217500
Canadian Pacific Ltd.          COM              135923100      734    20000 SH       SOLE                    20000
Capital Trust                  COM              14052H100     3828   870000 SH       SOLE                   870000
Chart House Enterprise         COM              160902102      135    52600 SH       SOLE                    52600
Chase Industries               COM              161568100      166    14500 SH       SOLE                    14500
Coastcast                      COM              19057T108     4894   458700 SH       SOLE                   458700
Coinstar                       COM              19259P300     2730   163008 SH       SOLE                   163008
Concurrent Computers           COM              206710204      187    30000 SH       SOLE                    30000
Coram Health                   COM              218103109      614  2455000 SH       SOLE                  2455000
Cotton States Life             COM              221774102     1617   114500 SH       SOLE                   114500
Covalent Group                 COM              222815102      438   237542 SH       SOLE                   237542
Danielson Holding 200,000 Unre COM              236274106     2547   553800 SH       SOLE                   553800
Davel                          COM              238341101        3    97200 SH       SOLE                    97200
Dental/Medical Diagnostic (Res COM              24873K208       53   337079 SH       SOLE                   337079
ECI Telecom                    COM              268258100      762   100000 SH       SOLE                   100000
Epresence Inc.                 COM              294348107      456   100000 SH       SOLE                   100000
Ezenia!                        COM              302311105      137   100000 SH       SOLE                   100000
GP Strategies                  COM              36225V104      438   110000 SH       SOLE                   110000
Giant Group                    COM              374503100       27   137700 SH       SOLE                   137700
Glacier Water Service          COM              376395109      446    50000 SH       SOLE                    50000
Healtheon / WEBMD CORP         COM              422209106     1808   325000 SH       SOLE                   325000
IVAX                           COM              465823102      945    30000 SH       SOLE                    30000
Informix                       COM              456779107      541   100000 SH       SOLE                   100000
Interworld                     COM              46114Q108       42   150000 SH       SOLE                   150000
J Net Enterprises              COM              466392107      535   105000 SH       SOLE                   105000
Leucadia National              COM              527288104     1608    50000 SH       SOLE                    50000
Liberte Investors              COM              530154103      160    50000 SH       SOLE                    50000
Limited                        COM              532716107      472    30000 SH       SOLE                    30000
Lincoln National               COM              534187109     1402    33000 SH       SOLE                    33000
Medtronic                      COM              585055106     2241    49000 SH       SOLE                    49000
Meridian Resource              COM              58977Q109      713   100000 SH       SOLE                   100000
Mueller Ind                    COM              624756102     1502    50000 SH       SOLE                    50000
NBC Internet                   COM              62873D105      431   300000 SH       SOLE                   300000
Parametric                     COM              699173100      997   110000 SH       SOLE                   110000
Paravant Companies             COM              699376109      470   259500 SH       SOLE                   259500
Per-Se Tech                    COM              713569309      443    75000 SH       SOLE                    75000
Phoenix Technologies           COM              719153108     1318    95000 SH       SOLE                    95000
Phospate Resource Partners     COM              719217101      516   134100 SH       SOLE                   134100
Plains Resources               COM              726540503     4500   214300 SH       SOLE                   214300
Quentra Networks               COM              748337102        3   125000 SH       SOLE                   125000
Rainbow Tech                   COM              750862104      100    20000 SH       SOLE                    20000
Readers Digest                 COM              755267101     3298   120000 SH       SOLE                   120000
Riddell Sports Inc             COM              765670104      681   263000 SH       SOLE                   263000
Right Start                    COM              766574206      888   376200 SH       SOLE                   376200
Royal Carribean                COM              V7780T103     1152    50000 SH       SOLE                    50000
Sagent Technology              COM              786693101       87    50000 SH       SOLE                    50000
Shaw Communications            COM              82028K200      624    31500 SH       SOLE                    31500
Silicon Graphics               COM              827056102      788   200000 SH       SOLE                   200000
Southwestern Life              COM              845606102     3091   230000 SH       SOLE                   230000
Strouds Inc.                   COM              863451100       23   692800 SH       SOLE                   692800
Surety Capital                 COM              12612L108     2980   224400 SH       SOLE                   224400
T Rowe Price Assoc.            COM              741477103      626    20000 SH       SOLE                    20000
Tosco                          COM              891490302     3763    88000 SH       SOLE                    88000
USX Marathon Group             COM              902905827     2156    80000 SH       SOLE                    80000
Value Vision                   COM              92047K107     1603   115000 SH       SOLE                   115000
Vignette                       COM              926734104      805   125000 SH       SOLE                   125000
Whitman Educational Group      COM              966524100     3642  1214000 SH       SOLE                  1214000
Wit  Soundview Group, Inc.     COM              97737K309      585   195000 SH       SOLE                   195000
Witan Group, LLC               COM                             660   531915 SH       SOLE                   531915
Young Broadcasting             COM              987434107      220     7000 SH       SOLE                     7000
Axyz Co.                       COM              6314330         48    10000 SH       SOLE                    10000
Dainippon Screen MFG.          COM              6251028         63    15000 SH       SOLE                    15000
ECO-TECH Construction          COM              6467007         66    66000 SH       SOLE                    66000
Inoue Kogyo Co. Ltd.           COM              6463663         59    40000 SH       SOLE                    40000
Kyoto Kintetsu Store           COM              6499293        108    57000 SH       SOLE                    57000
Nihon Optical                  COM              6305486        111    18000 SH       SOLE                    18000
TOYO INK MFG CO LTD            COM              6900104         86    30000 SH       SOLE                    30000
Takashimaya Co. Ltd.           COM              6870401         87    12000 SH       SOLE                    12000
Yamaha Motor Co                COM              6985264        105    15000 SH       SOLE                    15000


REPORT SUMMARY                  83 DATA RECORDS              86910     2 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED
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